Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties and Joint Ventures | Office | Income Approach | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.50%	5.50%
Terminal Capitalization Rate	4.50%	4.30%
Real Estate Properties and Joint Ventures | Office | Income Approach | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.00%	8.30%
Terminal Capitalization Rate	7.00%	7.30%
Real Estate Properties and Joint Ventures | Office | Income Approach | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.50%	6.50%
Terminal Capitalization Rate	5.50%	5.50%
Real Estate Properties and Joint Ventures | Office | Income Approach | Direct Capitalization, Overall Capitalization Rate | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.80%	3.80%
Real Estate Properties and Joint Ventures | Office | Income Approach | Direct Capitalization, Overall Capitalization Rate | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	7.00%	7.00%
Real Estate Properties and Joint Ventures | Office | Income Approach | Direct Capitalization, Overall Capitalization Rate | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.80%	4.70%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.50%	5.70%
Terminal Capitalization Rate	4.50%	4.80%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.90%	8.70%
Terminal Capitalization Rate	8.30%	8.00%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.80%	6.70%
Terminal Capitalization Rate	5.50%	5.60%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Direct Capitalization, Overall Capitalization Rate | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.00%	4.00%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Direct Capitalization, Overall Capitalization Rate | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	7.50%	7.50%
Real Estate Properties and Joint Ventures | Industrial | Income Approach | Direct Capitalization, Overall Capitalization Rate | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	5.00%	5.00%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.00%	5.30%
Terminal Capitalization Rate	3.50%	3.80%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.00%	7.30%
Terminal Capitalization Rate	6.50%	6.00%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.10%	6.20%
Terminal Capitalization Rate	4.80%	4.80%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Direct Capitalization, Overall Capitalization Rate | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.30%	3.30%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Direct Capitalization, Overall Capitalization Rate | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	6.00%	5.50%
Real Estate Properties and Joint Ventures | Residential | Income Approach | Direct Capitalization, Overall Capitalization Rate | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.30%	4.20%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	5.00%	5.00%
Terminal Capitalization Rate	4.30%	4.30%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	10.50%	10.40%
Terminal Capitalization Rate	8.80%	8.50%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	6.40%	6.40%
Terminal Capitalization Rate	5.20%	5.20%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Direct Capitalization, Overall Capitalization Rate | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	3.80%	3.90%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Direct Capitalization, Overall Capitalization Rate | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	8.80%	8.30%
Real Estate Properties and Joint Ventures | Retail | Income Approach | Direct Capitalization, Overall Capitalization Rate | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Overall Capitalization Rate	4.70%	4.70%
Mortgage Loans Payable | Office and Industrial | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	37.70%	35.70%
Equivalency Rate	3.70%	3.70%
Mortgage Loans Payable | Office and Industrial | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	69.50%	71.00%
Equivalency Rate	5.20%	4.70%
Mortgage Loans Payable | Office and Industrial | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	45.60%	43.40%
Equivalency Rate	3.90%	3.90%
Mortgage Loans Payable | Office and Industrial | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	37.70%	35.70%
Weighted Average Cost of Capital Risk Premium Multiple	120.00%	120.00%
Mortgage Loans Payable | Office and Industrial | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	69.50%	71.00%
Weighted Average Cost of Capital Risk Premium Multiple	150.00%	160.00%
Mortgage Loans Payable | Office and Industrial | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	45.60%	43.40%
Weighted Average Cost of Capital Risk Premium Multiple	130.00%	130.00%
Mortgage Loans Payable | Residential | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	28.10%	29.50%
Equivalency Rate	3.30%	2.90%
Mortgage Loans Payable | Residential | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	64.20%	61.20%
Equivalency Rate	3.60%	3.60%
Mortgage Loans Payable | Residential | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	38.60%	41.40%
Equivalency Rate	3.40%	3.30%
Mortgage Loans Payable | Residential | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	28.10%	29.50%
Weighted Average Cost of Capital Risk Premium Multiple	110.00%	120.00%
Mortgage Loans Payable | Residential | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	64.20%	61.20%
Weighted Average Cost of Capital Risk Premium Multiple	150.00%	150.00%
Mortgage Loans Payable | Residential | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	38.60%	41.40%
Weighted Average Cost of Capital Risk Premium Multiple	130.00%	130.00%
Mortgage Loans Payable | Retail | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	17.90%	18.30%
Equivalency Rate	3.10%	2.90%
Mortgage Loans Payable | Retail | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	56.00%	51.60%
Equivalency Rate	4.40%	4.00%
Mortgage Loans Payable | Retail | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	32.70%	31.30%
Equivalency Rate	3.80%	3.50%
Mortgage Loans Payable | Retail | Net Present Value | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	17.90%	18.30%
Weighted Average Cost of Capital Risk Premium Multiple	110.00%	110.00%
Mortgage Loans Payable | Retail | Net Present Value | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	56.00%	51.60%
Weighted Average Cost of Capital Risk Premium Multiple	140.00%	130.00%
Mortgage Loans Payable | Retail | Net Present Value | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	32.70%	31.30%
Weighted Average Cost of Capital Risk Premium Multiple	120.00%	120.00%
Loans Receivable | Office, Retail and Storage | Discounted Cash Flow | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	59.40%	55.60%
Equivalency Rate	4.20%	4.20%
Loans Receivable | Office, Retail and Storage | Discounted Cash Flow | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	77.30%	79.20%
Equivalency Rate	8.30%	8.30%
Loans Receivable | Office, Retail and Storage | Discounted Cash Flow | Weighted Average
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loan-to-Value Ratio	75.10%	75.80%
Equivalency Rate	6.20%	6.30%